FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 6,738,957	$ 6,883,455
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 6,766,819	$ 7,180,185